Current and long-term debt - Schedule of debt rollforward by facility (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2023	May 31, 2020	Dec. 31, 2024	Dec. 31, 2021
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2023			$ 1,588,290
Carrying Value as of December 31, 2024	$ 1,588,290		861,967
Current	(427,722)		(131,389)
Non-Current	(939,188)		(665,887)
2021 Ocean Yield Lease Financing
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2023			58,100
Carrying Value as of December 31, 2024	58,100		52,200	$ 70,200
2022 AVIC Lease Financing
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2023			103,500
Carrying Value as of December 31, 2024	103,500
Unsecured Senior Notes Due 2025
Reconciliation of Changes in Borrowings [Roll Forward]
Drawdowns		$ 26,500
Gross carrying amount
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2023			1,617,439
Drawdowns			99,000
Repayments			(835,743)
Other Activity			2,703
Carrying Value as of December 31, 2024	1,617,439		877,993
Current			(132,919)
Non-Current			(745,074)
Gross carrying amount | Prudential Credit Facility
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2023			33,740
Drawdowns			0
Repayments			(33,740)
Other Activity			0
Carrying Value as of December 31, 2024	33,740		0
Current			0
Non-Current			0
Gross carrying amount | BNPP Sinosure Credit Facility
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2023			69,667
Drawdowns			0
Repayments			(69,667)
Other Activity			0
Carrying Value as of December 31, 2024	69,667		0
Current			0
Non-Current			0
Gross carrying amount | 2023 $225.0 Million Credit Facility
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2023			199,575
Drawdowns			0
Repayments			(33,900)
Other Activity			0
Carrying Value as of December 31, 2024	199,575		165,675
Current			(22,123)
Non-Current			(143,552)
Gross carrying amount | 2023 $49.1 Million Credit Facility
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2023			45,626
Drawdowns			0
Repayments			(4,616)
Other Activity			0
Carrying Value as of December 31, 2024	45,626		41,010
Current			(4,615)
Non-Current			(36,395)
Gross carrying amount | 2023 $117.4 Million Credit Facility
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2023			108,890
Drawdowns			0
Repayments			(17,007)
Other Activity			0
Carrying Value as of December 31, 2024	108,890		91,883
Current			(17,008)
Non-Current			(74,875)
Gross carrying amount | 2023 $1.0 Billion Credit Facility
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2023			564,907
Drawdowns			99,000
Repayments			(312,694)
Other Activity			0
Carrying Value as of December 31, 2024	564,907		351,213
Current			0
Non-Current			(351,213)
Gross carrying amount | 2023 $94.0 Million Credit Facility
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2023			92,908
Drawdowns			0
Repayments			(9,666)
Other Activity			0
Carrying Value as of December 31, 2024	92,908		83,242
Current			(9,666)
Non-Current			(73,576)
Gross carrying amount | Ocean Yield Lease Financing
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2023			25,243
Drawdowns			0
Repayments			(3,067)
Other Activity			(33)
Carrying Value as of December 31, 2024	25,243		22,209
Current			(3,112)
Non-Current			(19,097)
Gross carrying amount | BCFL Lease Financing (MRs)
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2023			21,653
Drawdowns			0
Repayments			(21,653)
Other Activity			0
Carrying Value as of December 31, 2024	21,653		0
Current			0
Non-Current			0
Gross carrying amount | 2020 SPDBFL Lease Financing
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2023			37,626
Drawdowns			0
Repayments			(36,863)
Other Activity			763
Carrying Value as of December 31, 2024	37,626		0
Current			0
Non-Current			0
Gross carrying amount | 2021 AVIC Lease Financing
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2023			77,567
Drawdowns			0
Repayments			(76,410)
Other Activity			1,157
Carrying Value as of December 31, 2024	77,567		0
Current			0
Non-Current			0
Gross carrying amount | 2021 CMBFL Lease Financing
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2023			61,525
Drawdowns			0
Repayments			(61,525)
Other Activity			0
Carrying Value as of December 31, 2024	61,525		0
Current			0
Non-Current			0
Gross carrying amount | 2021 TSFL Lease Financing
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2023			46,482
Drawdowns			0
Repayments			(45,617)
Other Activity			865
Carrying Value as of December 31, 2024	46,482		0
Current			0
Non-Current			0
Gross carrying amount | 2021 Ocean Yield Lease Financing
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2023			58,083
Drawdowns			0
Repayments			(5,867)
Other Activity			0
Carrying Value as of December 31, 2024	58,083		52,216
Current			(5,850)
Non-Current			(46,366)
Gross carrying amount | 2022 AVIC Lease Financing
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2023			103,451
Drawdowns			0
Repayments			(103,451)
Other Activity			0
Carrying Value as of December 31, 2024	103,451		0
Current			0
Non-Current			0
Gross carrying amount | Unsecured Senior Notes Due 2025
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2023			70,496
Drawdowns			0
Repayments			0
Other Activity			(49)
Carrying Value as of December 31, 2024	70,496		70,545
Current			(70,545)
Non-Current			0
Deferred financing fees
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2023			28,814
Drawdowns			2,421
Repayments			0
Other Activity			15,481
Carrying Value as of December 31, 2024	28,814		15,754
Current			(1,258)
Non-Current			(14,496)
Deferred financing fees | Unsecured Senior Notes Due 2025
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2023			1,100
Carrying Value as of December 31, 2024	1,100		400
Prepaid interest expense
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2023			335
Drawdowns			0
Repayments			63
Other Activity			0
Carrying Value as of December 31, 2024	335		272
Current			(272)
Non-Current			0
Net carrying amount
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2023			1,588,290
Drawdowns			96,579
Repayments			(835,680)
Other Activity			(12,778)
Carrying Value as of December 31, 2024	$ 1,588,290		861,967
Current			(131,389)
Non-Current			$ (730,578)